UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Real Estate Index Fund
(Institutional Class and Investor Class)
Annual Report
December 31, 2021
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2021, the Fund (Investor Class shares) returned 44.31%, relative to a 45.91% return for the Dow Jones U.S. Select REIT Index, the Fund’s benchmark index.
ILIM Commentary
At a sector level, industrial real estate investment trusts (“REIT”) rose 71.6%, retail REITs were up 64.7% while residential REITs gained 63.1%. Sub-sectors which underperformed while still rising strongly included hotels/resorts REITs which were up 18.9%, office REITs which rose 28.9% and specialized REITs which gained 37.9%.
2021 was a strong year for U.S. equities with the S&P 500® Index ending the year close to all-time highs. A positive fundamental backdrop with upward revisions to economic growth and earnings forecasts boosted equities as did ongoing fiscal and monetary policy support and the rollout of COVID vaccines.
REIT stocks were weak in 2020 due to the fallout from the COVID-induced recession in the first quarter of that year and general uncertainty over the medium- to long-term impact of COVID on the overall property market.
REIT stocks, however, rebounded strongly in 2021 and were one of the best performing sectors within the market, significantly outperforming the S&P 500 Index. REITs are very sensitive to the overall growth backdrop and given the continued recovery in the U.S. economy through 2021 in an environment where growth forecasts were revised significantly higher over the course of the year, REITs were able to generate very strong returns. REIT stocks also offer a significantly higher yield than the overall market which is attractive to investors who are seeking an income stream.
The economy in 2021 continued to be supported by the unprecedented levels of fiscal and monetary stimulus introduced in 2020 to combat the impact of COVID. The Democrats success in winning the two run-off Senate seats in Georgia in early January facilitated the passing of an additional $1.9 trillion fiscal package which provided a further significant boost to growth. The rollout of vaccines also enabled a reopening of the economy and led to an improvement in activity levels and consumer and business confidence. Following a contraction of 3.4% in 2020, the U.S. economy was estimated to have grown by about 5.7% in 2021.
Strong consumer balance sheets boosted by a build-up of excess savings through the pandemic, an improving labor market and healthy corporate investment plans, combined with a requirement to replenish low inventory levels, all provided support to the economy in 2021. A shift in consumer spending from durable goods to services as the economy reopened also supported client facing/service areas within the economy, which was positive for many areas of the property market such as retail and leisure/hospitality. The slow and gradual return of workers to offices under new hybrid working arrangements also eased some of the earlier concerns related to the long-term outlook for the office sector, which had arisen post-COVID, and the move to work from home. The return of workers to cities was also positive for the rented residential market. Industrial/warehouse facilities also continued to benefit from the increase in online retailing and the logistical requirements necessary to serve this part of the market.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* For the period from November 27, 2012 (inception) through December 31, 2012.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	44.73%	9.26%	8.73%
Investor Class	44.31%	8.90%	9.62%
(a) Investor Class inception date was November 27, 2012.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2021 (unaudited)
Sector	Percentage of Fund Investments
Financial	99.91%
Short Term Investments	0.09
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,180.50	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	$1.79
Investor Class
Actual	$1,000.00	$1,178.80	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.57
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class shares and 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
COMMON STOCK
Apartment REITS — 18.66%
74,156	American Campus Communities Inc REIT	$ 4,248,397
150,115	American Homes 4 Rent REIT Class A	6,546,515
83,657	Apartment Income Corp REIT	4,573,528
82,263	Apartment Investment & Management Co REIT Class A(a)	635,070
74,467	AvalonBay Communities Inc REIT	18,809,620
54,460	Camden Property Trust REIT	9,730,913
7,700	Centerspace REIT	853,930
181,859	Equity Residential REIT	16,458,240
34,685	Essex Property Trust Inc REIT	12,217,098
56,070	Independence Realty Trust Inc REIT	1,448,288
318,018	Invitation Homes Inc REIT	14,418,936
61,357	Mid-America Apartment Communities Inc REIT	14,077,750
12,024	NexPoint Residential Trust Inc REIT	1,007,972
154,880	UDR Inc REIT	9,291,251
		114,317,508
Diversified REITS — 9.65%
64,586	American Finance Trust Inc REIT	589,670
85,939	Broadstone Net Lease Inc REIT	2,133,006
151,229	Digital Realty Trust Inc REIT	26,747,873
202,954	Duke Realty Corp REIT	13,321,900
39,679	EPR Properties REIT	1,884,356
54,978	Global Net Lease Inc REIT	840,064
150,632	LXP Realty Trust REIT	2,352,872
10,675	PS Business Parks Inc REIT	1,966,015
45,192	Washington REIT	1,168,213
99,272	WP Carey Inc REIT	8,145,268
		59,149,237
Health Care REITS — 10.46%
51,841	CareTrust Inc REIT	1,183,530
12,730	Community Healthcare Trust Inc REIT	601,747
130,672	Diversified Healthcare Trust REIT	403,777
31,914	Global Medical Inc REIT	566,473
78,698	Healthcare Realty Trust Inc REIT	2,490,005
117,685	Healthcare Trust of America Inc REIT Class A	3,929,502
287,272	Healthpeak Properties Inc REIT	10,367,646
20,707	LTC Properties Inc REIT	706,937
317,768	Medical Properties Trust Inc REIT	7,508,858
24,588	National Health Investors Inc REIT	1,413,072
Shares		Fair Value
Health Care REITS — (continued)
127,345	Omega Healthcare Investors Inc REIT	$ 3,768,139
6,690	Universal Health Realty Income Trust REIT	397,854
212,721	Ventas Inc REIT	10,874,298
231,958	Welltower Inc REIT	19,895,038
		64,106,876
Hotels REITS — 3.57%
112,625	Apple Hospitality Inc REIT	1,818,894
18,104	Ashford Hospitality Trust Inc REIT(a)	173,798
25,436	Chatham Lodging Trust REIT(a)	348,982
112,012	DiamondRock Hospitality Co REIT(a)	1,076,435
16,865	Hersha Hospitality Trust REIT(a)	154,652
380,509	Host Hotels & Resorts Inc REIT(a)	6,617,052
125,750	Park Hotels & Resorts Inc REIT(a)	2,374,160
70,324	Pebblebrook Hotel Trust REIT	1,573,148
88,995	RLJ Lodging Trust REIT	1,239,700
29,300	Ryman Hospitality Properties Inc REIT(a)	2,694,428
86,853	Service Properties Trust REIT	763,438
56,246	Summit Hotel Properties Inc REIT(a)	548,961
117,297	Sunstone Hotel Investors Inc REIT(a)	1,375,894
60,816	Xenia Hotels & Resorts Inc REIT(a)	1,101,378
		21,860,920
Manufactured Homes REITS — 3.42%
91,103	Equity LifeStyle Properties Inc REIT	7,986,089
61,801	Sun Communities Inc REIT	12,976,356
		20,962,445
Office Property REITS — 9.76%
75,148	Alexandria Real Estate Equities Inc REIT	16,754,998
27,998	American Assets Trust Inc REIT	1,050,765
75,750	Boston Properties Inc REIT	8,724,885
91,445	Brandywine Realty Trust REIT	1,227,192
22,827	City Office Inc REIT	450,148
59,508	Corporate Office Properties Trust REIT	1,664,439
79,355	Cousins Properties Inc REIT	3,196,419
93,646	Douglas Emmett Inc REIT	3,137,141
46,017	Easterly Government Properties Inc REIT	1,054,710
75,232	Empire State Realty Trust Inc REIT Class A	669,565
64,059	Equity Commonwealth REIT(a)	1,659,128

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Office Property REITS — (continued)
50,579	Franklin Street Properties Corp REIT	$ 300,945
55,516	Highwoods Properties Inc REIT	2,475,459
80,944	Hudson Pacific Properties Inc REIT	2,000,126
60,609	JBG SMITH Properties REIT	1,740,084
55,800	Kilroy Realty Corp REIT	3,708,468
25,670	Office Properties Income Trust REIT	637,643
28,616	Orion Office Inc REIT(a)	534,261
86,410	Paramount Group Inc REIT	720,659
66,374	Piedmont Office Realty Trust Inc REIT Class A	1,219,954
35,626	SL Green Realty Corp REIT(b)	2,554,384
42,261	Veris Residential Inc REIT(a)	776,757
84,704	Vornado Realty Trust REIT	3,545,710
		59,803,840
Regional Malls REITS — 5.06%
113,037	Macerich Co REIT	1,953,279
175,117	Simon Property Group Inc REIT	27,978,443
55,363	Tanger Factory Outlet Centers Inc REIT(b)	1,067,399
		30,999,121
Shopping Centers REITS — 5.25%
47,014	Acadia Realty Trust REIT	1,026,316
158,127	Brixmor Property Group Inc REIT	4,018,007
37,309	Federal Realty Investment Trust REIT(a)	5,085,963
328,495	Kimco Realty Corp REIT	8,097,402
116,504	Kite Realty Group Trust REIT	2,537,457
20,732	NETSTREIT Corp REIT	474,763
82,116	Regency Centers Corp REIT	6,187,440
64,949	Retail Opportunity Investments Corp REIT	1,273,000
44,496	RPT Realty REIT	595,356
18,592	Seritage Growth Properties REIT Class A(a)(b)	246,716
96,001	SITE Centers Corp REIT	1,519,696
58,666	Urban Edge Properties REIT	1,114,654
		32,176,770
Single Tenant REITS — 6.55%
37,267	Agree Realty Corp REIT	2,659,373
64,667	Essential Properties Realty Trust Inc REIT	1,864,349
41,070	Four Corners Property Trust Inc REIT	1,207,869
21,332	Getty Realty Corp REIT	684,544
93,587	National Retail Properties Inc REIT	4,498,727
301,496	Realty Income Corp REIT	21,584,099
65,189	Spirit Realty Capital Inc REIT	3,141,458
Shares		Fair Value
Single Tenant REITS — (continued)
130,778	STORE Capital Corp REIT	$ 4,498,763
		40,139,182
Storage REITS — 10.27%
115,525	CubeSmart REIT	6,574,528
71,351	Extra Space Storage Inc REIT	16,177,412
43,709	Life Storage Inc REIT	6,695,345
43,636	National Storage Affiliates Trust REIT	3,019,611
81,299	Public Storage REIT	30,451,353
		62,918,249
Warehouse/Industry REITS — 16.35%
142,161	Americold Realty Trust REIT	4,661,459
21,642	EastGroup Properties Inc REIT	4,931,130
69,430	First Industrial Realty Trust Inc REIT	4,596,266
34,520	Industrial Logistics Properties Trust REIT	864,726
12,772	Innovative Industrial Properties Inc REIT	3,357,887
52,454	Monmouth Real Estate Investment Corp REIT	1,102,059
393,987	Prologis Inc REIT	66,331,651
80,728	Rexford Industrial Realty Inc REIT	6,547,848
93,446	STAG Industrial Inc REIT	4,481,670
38,607	Terreno Realty Corp REIT	3,292,791
		100,167,487
TOTAL COMMON STOCK — 99.00% (Cost $456,504,906)		$606,601,635

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.09%
$551,660	Undivided interest of 1.25% in a repurchase agreement (principal amount/value $44,179,558 with a maturity value of $44,179,779) with Citigroup Global Markets Inc, 0.06%, dated 12/31/21 to be repurchased at $551,660 on 1/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 3.50%, 2/15/22 - 12/20/51, with a value of $45,063,151.(c)	$ 551,660
TOTAL SHORT TERM INVESTMENTS — 0.09% (Cost $551,660)		$ 551,660
TOTAL INVESTMENTS — 99.09% (Cost $457,056,566)		$607,153,295
OTHER ASSETS & LIABILITIES, NET — 0.91%		$ 5,545,143
TOTAL NET ASSETS — 100.00%		$612,698,438
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2021.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	35	USD	8,327,375	March 2022	$111,860
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2021
Great-West Real Estate Index Fund
ASSETS:
Investments in securities, fair value (including $537,429 of securities on loan)(a)	$606,601,635
Repurchase agreements, fair value(b)	551,660
Cash	6,208,792
Cash pledged on futures contracts	537,050
Dividends receivable	1,833,968
Subscriptions receivable	1,177,899
Total Assets	616,911,004
LIABILITIES:
Payable for director fees	3,085
Payable for other accrued fees	55,178
Payable for shareholder services fees	87,672
Payable to investment adviser	139,401
Payable upon return of securities loaned	551,660
Redemptions payable	3,351,507
Variation margin on futures contracts	24,063
Total Liabilities	4,212,566
NET ASSETS	$612,698,438
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,723,082
Paid-in capital in excess of par	469,292,947
Undistributed/accumulated earnings	138,682,409
NET ASSETS	$612,698,438
NET ASSETS BY CLASS
Investor Class	$311,333,722
Institutional Class	$301,364,716
CAPITAL STOCK:
Authorized
Investor Class	135,000,000
Institutional Class	200,000,000
Issued and Outstanding
Investor Class	20,275,297
Institutional Class	26,955,522
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.36
Institutional Class	$11.18
(a) Cost of investments	$456,504,906
(b) Cost of repurchase agreements	$551,660
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2021
Great-West Real Estate Index Fund
INVESTMENT INCOME:
Interest	$658
Income from securities lending	16,042
Dividends	6,615,856
Total Income	6,632,556
EXPENSES:
Management fees	1,408,801
Shareholder services fees – Investor Class	442,880
Audit and tax fees	43,526
Custodian fees	20,784
Director's fees	17,642
Legal fees	10,361
Pricing fees	524
Registration fees	54,945
Shareholder report fees	189
Transfer agent fees	7,586
Other fees	2,666
Total Expenses	2,009,904
Less amount waived by investment adviser	117,418
Net Expenses	1,892,486
NET INVESTMENT INCOME	4,740,070
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	17,366,190
Net realized gain on futures contracts	1,041,810
Net Realized Gain	18,408,000
Net change in unrealized appreciation on investments	134,594,389
Net change in unrealized appreciation on futures contracts	56,742
Net Change in Unrealized Appreciation	134,651,131
Net Realized and Unrealized Gain	153,059,131
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$157,799,201
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Real Estate Index Fund	2021	2020
OPERATIONS:
Net investment income	$4,740,070	$9,376,793
Net realized gain (loss)	18,408,000	(15,348,221)
Net change in unrealized appreciation (depreciation)	134,651,131	(27,663,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	157,799,201	(33,634,957)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,651,131)	(913,663)
Class L(a)	-	(388,392)
Institutional Class	(8,768,217)	(8,781,126)
From Net Investment Income and Net Realized Gains	(13,419,348)	(10,083,181)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	247,994,768	26,659,332
Class L(a)	-	17,300,295
Institutional Class	52,143,484	99,190,139
Shares issued in reinvestment of distributions
Investor Class	4,651,131	913,663
Class L(a)	-	388,392
Institutional Class	8,768,217	8,781,126
Shares redeemed
Investor Class	(46,838,876)	(25,573,481)
Class L(a)	-	(73,334,758)
Institutional Class	(151,460,549)	(84,822,134)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	115,258,175	(30,497,426)
Total Increase (Decrease) in Net Assets	259,638,028	(74,215,564)
NET ASSETS:
Beginning of year	353,060,410	427,275,974
End of year	$612,698,438	$353,060,410
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	18,124,074	2,680,430
Class L(a)	-	2,034,366
Institutional Class	5,486,333	15,291,386
Shares issued in reinvestment of distributions
Investor Class	308,613	92,981
Class L(a)	-	51,136
Institutional Class	827,617	1,201,897
Shares redeemed
Investor Class	(3,485,065)	(2,491,163)
Class L(a)	-	(9,272,341)
Institutional Class	(16,460,596)	(10,897,695)
Net Increase (Decrease)	4,800,976	(1,309,003)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2021	$10.86	0.15	4.65	4.80	—	(0.09)	(0.21)	(0.30)	$15.36	44.31%
12/31/2020	$12.50	0.27	(1.74)	(1.47)	—	(0.17)	—	(0.17)	$10.86	(11.59%)
12/31/2019	$10.68	0.15	2.24	2.39	—	(0.12)	(0.45)	(0.57)	$12.50	22.40%
12/31/2018	$11.68	0.30	(0.86)	(0.56)	(0.01)	(0.22)	(0.21)	(0.44)	$10.68	(4.86%)
12/31/2017	$11.82	0.24	0.12	0.36	(0.03)	(0.08)	(0.39)	(0.50)	$11.68	3.10%
Institutional Class
12/31/2021	$ 7.96	0.11	3.43	3.54	—	(0.11)	(0.21)	(0.32)	$11.18	44.73%
12/31/2020	$ 9.26	0.23	(1.29)	(1.06)	—	(0.24)	—	(0.24)	$ 7.96	(11.23%)
12/31/2019	$ 8.05	0.12	1.71	1.83	—	(0.17)	(0.45)	(0.62)	$ 9.26	22.81%
12/31/2018	$ 8.97	0.26	(0.67)	(0.41)	(0.01)	(0.29)	(0.21)	(0.51)	$ 8.05	(4.58%)
12/31/2017	$ 9.24	0.21	0.10	0.31	(0.03)	(0.16)	(0.39)	(0.58)	$ 8.97	3.43%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2021	$311,334	0.76%	0.70%	1.09%	33%
12/31/2020	$ 57,840	0.76%	0.70%	2.62%	44%
12/31/2019	$ 63,048	0.75%	0.70%	1.24%	19%
12/31/2018	$ 63,673	0.75%	0.70%	2.64%	21%
12/31/2017	$ 75,977	0.74%	0.70%	2.04%	17%
Institutional Class
12/31/2021	$301,365	0.37%	0.35%	1.17%	33%
12/31/2020	$295,220	0.37%	0.35%	3.01%	44%
12/31/2019	$291,797	0.36%	0.35%	1.33%	19%
12/31/2018	$248,225	0.37%	0.35%	3.04%	21%
12/31/2017	$255,707	0.37%	0.35%	2.29%	17%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-six funds. Interests in the Great-West Real Estate Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts ("REITs"). The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on October 2, 2020. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The Fund makes investments in REITs which pay dividends to their shareholders based upon funds available from operations. It is common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, it may constitute a return of capital to shareholders for income tax purposes.
The tax character of distributions paid during the years ended December 31, 2021 and 2020 were as follows:
	2021	2020
Ordinary income	$9,148,116	$10,083,181
Long-term capital gain	4,271,232	-
	$13,419,348	$10,083,181
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

Annual Report - December 31, 2021

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,515,246
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	(379,598)
Net unrealized appreciation	137,546,761
Tax composition of capital	$138,682,409
At December 31, 2021, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2021, the Fund utilized $6,914,539 of capital loss carryforwards to offset capital gains realized in that fiscal year. At December 31, 2021, there were no remaining capital loss carryforwards.
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(379,598)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2021 were as follows:
Federal tax cost of investments	$469,718,394
Gross unrealized appreciation on investments	147,851,802
Gross unrealized depreciation on investments	(10,305,041)
Net unrealized appreciation on investments	$137,546,761
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Annual Report - December 31, 2021

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 21 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2021 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$111,860 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2021 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,041,810	Net change in unrealized appreciation on futures contracts	$56,742
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.34% of the Fund’s average daily net assets up to $1 billion dollars, 0.29% of the Fund’s average daily net assets over $1 billion dollars and 0.24% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$129,028	$120,053	$117,418	$0

Annual Report - December 31, 2021

The Adviser and Great-West Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all forty-six funds for which they serve as directors was $1,071,000 for the fiscal year ended December 31, 2021.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $246,533,028 and $138,003,018, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2021, the Fund had securities on loan valued at $537,429 and received collateral as reported on the Statement of Assets and Liabilities of $551,660 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Real Estate Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2022
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2021, 3% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 78	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	46	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	46	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 62	Independent Director	Since 2017	Director, Colorado State Housing Board; Regional Center Task Force; and former Director, Grand Junction Housing Authority; Counseling and Education Center	46	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 67	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	46	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 78	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	46	N/A
Interested Director******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer and Manager, GWCM; formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	46	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	46	N/A
Katherine L. Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 65	Chief Compliance Officer	Since 2016	Chief Compliance Officer, GWCM and AAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 47	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Corporate & Investments, Empower; Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York (“GWL&A of NY”); Vice President, Counsel & Secretary, GWCM; formerly, Vice President & Counsel, Great-West Funds; Vice President, Counsel & Secretary, AAG & GWFS	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 46	Treasurer	Since 2021	Assistant Vice President, Fund Administration, Empower; Treasurer, GWCM; Assistant Vice President & Treasurer, Great-West Trust Company, LLC (“GWTC”); formerly, Assistant Treasurer Great-West Funds & GWTC	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 35	Senior Counsel & Assistant Secretary	Since 2019	Assistant General Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWFS and GWTC; Senior Counsel & Secretary, AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 54	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Operations, Empower; Assistant Treasurer, GWCM; Assistant Vice President and Assistant Treasurer, GWTC	N/A	N/A
Robert T. Kelly 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2021	Assistant Vice President, Fund Financial Reporting & Tax, Empower; Assistant Treasurer, GWCM	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2022. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds and a Sub-Adviser of the Great-West Core Bond Fund. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value Fund and the Sub-Adviser of the Great-West T. Rowe Price Mid Cap Growth Fund. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Great-West Funds’ Forms N-PORT is available on the Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2020 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,026,559 for fiscal year 2020 and $996,300 for fiscal year 2021.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2020 and $40,000 for fiscal year 2021. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2020 and $0 for fiscal year 2021.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2020 equaled $2,132,450 and for fiscal year 2021 equaled $2,255,405.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2022